Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2026	Mar. 31, 2025
US$ against RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	6.898	7.2163
Average rate	7.1019	7.2567
US$ against EUR [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	0.8682	0.931
Average rate	0.8627	0.9263
US$ against HK$ [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.84	7.793
Average rate	7.8038	7.7799
US$ against RSD [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	101.655	108.18
Average rate	101.1714	108.962